Janus Henderson Emerging Markets Fund

Schedule of Investments (unaudited)

June 30, 2022

Shares		Value
Common Stocks– 97.7%
Automobiles – 1.4%
Li Auto Inc - Class A*	53,816	$1,048,667
Banks – 13.2%
Alinma Bank	54,112	481,714
Bank Negara Indonesia Persero Tbk PT	2,449,000	1,290,678
Bank Tabungan Pensiunan Nasional Syariah Tbk PT	4,628,100	876,216
China Merchants Bank Co Ltd - Class A	207,042	1,305,595
Commercial Bank PQSC	341,061	641,099
HDFC Bank Ltd	88,735	1,514,734
ICICI Bank Ltd	231,944	2,077,194
Regional SAB de CV	171,862	812,875
Vietnam Technological & Commercial Joint Stock Bank*	599,100	915,846
		9,915,951
Beverages – 3.0%
Becle SAB de CV	452,981	980,117
Varun Beverages Ltd	128,446	1,285,883
		2,266,000
Biotechnology – 1.3%
CANbridge Pharmaceuticals Inc*,§	401,250	204,547
CANbridge Pharmaceuticals Inc*	196,231	100,034
Zai Lab Ltd*	195,800	667,506
		972,087
Building Products – 0.7%
Xinyi Glass Holdings Ltd	232,000	556,450
Capital Markets – 2.4%
CITIC Securities Co Ltd	799,000	1,786,055
Chemicals – 1.3%
Fertiglobe PLC	769,352	1,007,592
Communications Equipment – 1.6%
Accton Technology Corp	151,000	1,211,271
Containers & Packaging – 1.2%
Yunnan Energy New Material Co Ltd - Class A	24,748	926,187
Diversified Financial Services – 2.0%
Linklogis Inc - Class B (144A)*	1,488,939	1,472,506
Diversified Telecommunication Services – 3.7%
Saudi Telecom Co	56,873	1,471,886
Telekomunikasi Indonesia Persero Tbk PT	4,762,000	1,278,818
		2,750,704
Electrical Equipment – 1.3%
Ming Yang Smart Engergy Group Ltd - Class A	190,414	961,730
Electronic Equipment, Instruments & Components – 6.3%
E Ink Holdings Inc	108,000	684,717
Hon Hai Precision Industry Co Ltd	699,000	2,562,593
Sinbon Electronics Co Ltd	79,000	674,896
Wingtech Technology Co Ltd - Class A	65,254	829,899
		4,752,105
Food & Staples Retailing – 1.2%
Dino Polska SA (144A)*	12,930	920,932
Food Products – 1.4%
Masan Group Corp	222,960	1,073,813
Health Care Providers & Services – 1.0%
New Horizon Health Ltd (144A)*	248,000	745,903
Hotels, Restaurants & Leisure – 2.4%
Yum China Holdings Inc	36,250	1,768,473
Independent Power and Renewable Electricity Producers – 1.6%
China Longyuan Power Group Corp Ltd	620,000	1,197,869
Insurance – 1.3%
AIA Group Ltd	93,200	1,010,203
Interactive Media & Services – 6.2%
NAVER Corp	3,650	674,832
Tencent Holdings Ltd	84,200	3,802,982
VTEX - Class A*	72,006	221,779
		4,699,593
Internet & Direct Marketing Retail – 5.8%
Alibaba Group Holding Ltd*	77,132	1,099,976
JD.Com Inc - Class A	79,492	2,561,055
MercadoLibre Inc*	1,058	673,808
		4,334,839

Shares		Value
Common Stocks– (continued)
Life Sciences Tools & Services – 1.0%
Syngene International Ltd (144A)	104,945	$737,243
Machinery – 2.1%
Sany Heavy Industry Co Ltd	286,000	814,566
Shenzhen Inovance Technology Co Ltd - Class A	75,091	739,117
		1,553,683
Metals & Mining – 6.2%
Allkem Ltd*	110,483	786,076
Anglo American PLC	37,750	1,349,412
Companhia Brasileira de Aluminio	348,840	771,956
Ivanhoe Mines Ltd*	172,078	990,752
Solaris Resources Inc*	134,989	782,454
		4,680,650
Oil, Gas & Consumable Fuels – 0.8%
3R Petroleum Oleo e Gas SA*	89,291	599,778
Paper & Forest Products – 1.0%
Suzano SA	82,948	787,649
Pharmaceuticals – 0.8%
Everest Medicines Ltd (144A)*	107,000	306,821
Zhaoke Ophthalmology Ltd (144A)*	521,000	265,593
		572,414
Real Estate Management & Development – 1.2%
Vinhomes JSC (144A)	343,258	916,634
Road & Rail – 2.2%
Full Truck Alliance Co (ADR)*	185,221	1,678,102
Semiconductor & Semiconductor Equipment – 9.1%
LEENO Industrial Inc	5,572	558,016
Taiwan Semiconductor Manufacturing Co Ltd	393,000	6,291,807
		6,849,823
Technology Hardware, Storage & Peripherals – 5.6%
Samsung Electronics Co Ltd	96,718	4,246,919
Thrifts & Mortgage Finance – 3.6%
Housing Development Finance Corp Ltd	98,390	2,704,783
Transportation Infrastructure – 1.2%
International Container Terminal Services Inc	268,400	898,410
Water Utilities – 1.3%
China Water Affairs Group Ltd	1,036,000	963,831
Wireless Telecommunication Services – 1.3%
Bharti Airtel Ltd*	109,378	948,725
Total Common Stocks (cost $78,016,684)		73,517,574
Preferred Stocks– 1.2%
Biotechnology – 0.5%
Structure Therapeutics Inc - Series B PP*,¢,§	92,696	375,261
Health Care Providers & Services – 0.7%
API Holdings Private Ltd PP*,¢,§	758,340	515,081
Total Preferred Stocks (cost $926,137)		890,342
Investment Companies– 0.7%
Money Markets – 0.7%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº,£((cost $551,545)	551,525	551,580
Total Investments (total cost $79,494,366) – 99.6%		74,959,496
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		328,024
Net Assets – 100%		$75,287,520

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
China	$25,622,275	34.2%
Taiwan	11,425,284	15.2
India	9,783,643	13.1
South Korea	5,479,767	7.3
Indonesia	3,445,712	4.6
Vietnam	2,906,293	3.9
Brazil	2,381,162	3.2
Saudi Arabia	1,953,600	2.6
Mexico	1,792,992	2.4
Canada	1,773,206	2.4
Hong Kong	1,566,653	2.1
United Kingdom	1,349,412	1.8
United Arab Emirates	1,007,592	1.3
Poland	920,932	1.2
Philippines	898,410	1.2
Australia	786,076	1.0
Argentina	673,808	0.9
Qatar	641,099	0.9
United States	551,580	0.7

Total	$74,959,496	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/22
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	$6,274	$(119)	$35	$551,580

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 6/30/22
Investment Companies - 0.7%
Money Markets - 0.7%
Janus Henderson Cash Liquidity Fund LLC, 1.3877%ºº	4,136,863	37,765,086	(41,350,285)	551,580

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2022 is $5,365,632, which represents 7.1% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of June 30, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2022 is $890,342, which represents 1.2% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

§				Schedule of Restricted Securities (as of June 30, 2022)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd PP	9/27/21	$550,876	$515,081	0.7%
CANbridge Pharmaceuticals Inc	11/29/21	592,646	204,547	0.3
Structure Therapeutics Inc - Series B PP	7/30/21	375,261	375,261	0.5
Total		$1,518,783	$1,094,889	1.5%

The Fund has registration rights for certain restricted securities held as of June 30, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$73,517,574	$-	$-
Preferred Stocks	-	-	890,342
Investment Companies	-	551,580	-
Total Assets	$73,517,574	$551,580	$890,342

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of June 30, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70217 08-22